Employee Benefits - Schedule of Actual Return on Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Actual return (loss) on plan assets	$ (2.5)	$ 20.9